Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	REXAHN PHARMACEUTICALS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001228627